Earnings Per Share - Computation of Basic EPS and Diluted EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Basic:
Net income (loss) attributable to CNH Industrial	$ 39	$ (124)	$ (347)	$ 22
Weighted average common shares outstanding—basic	1,362	1,362	1,362	1,360
Basic earnings (loss) per share	$ 0.03	$ (0.09)	$ (0.25)	$ 0.02
Diluted:
Net income (loss) attributable to CNH Industrial	$ 39	$ (124)	$ (347)	$ 22
Weighted average common shares outstanding—basic	1,362	1,362	1,362	1,360
Effect of dilutive securities (when dilutive):
Stock compensation plans	2			3
Weighted average common shares outstanding—diluted	1,364	1,362	1,362	1,363
Diluted earnings (loss) per share	$ 0.03	$ (0.09)	$ (0.25)	$ 0.02